Summary of Significant Accounting Policies - Additional Information (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Year	Dec. 31, 2019 USD ($)	Apr. 01, 2021	Jun. 30, 2020 USD ($)
Accounting Policies [Line Items]
Number of consolidated variable interest entities				3		2
Number of reporting segments				1		1
Number of operating segments				1		1
Assets, fair value disclosure	$ 1,440,000	$ 3,399,000		$ 3,399,000		$ 1,440,000			$ 679,000
Restricted Investment maturity						3 months
Cash Equivalents, at Carrying Value	0					$ 0	$ 0
Grants Receivable	59,402,000					$ 59,402,000
Grants Payable							$ 51,327,000
Percentage of earned premium						7.70%	7.90%
Federal deposit insurance corporation premium expense				500,436,000		$ 205,882,000	$ 84,796,000
Industry tax		3,076,000		$ 9,214,000		12,286,000	0
Award requisite service period				4 years
Revenues		293,466,000	$ 247,867,000	$ 869,499,000	$ 716,813,000	959,222,000	$ 756,961,000
Percentage of Participating in risk share model								100.00%
Net Income (Loss) Attributable to Noncontrolling Interest		$ 0		$ 0
Non Controlling interest risk percentage		100.00%		100.00%
Level 3
Accounting Policies [Line Items]
Assets, fair value disclosure	0	$ 0		$ 0		0			$ 0
Liabilities, fair value disclosure	0	0		0		$ 0
Directly from CMS
Accounting Policies [Line Items]
Revenues		11,948,000		25,400,000
Revenue | Directly from CMS | Revenue from Rights Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk, percentage						91.00%	83.20%
Revenue | Indirectly from CMS | Revenue from Rights Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk, percentage						8.50%	16.40%
Prepaid Expenses and Other Current Assets
Accounting Policies [Line Items]
Grants Receivable	11,192,000					$ 11,192,000
Deferred offering costs	32,000					32,000	$ 0
Medical Expense Payable
Accounting Policies [Line Items]
Grants Payable							3,127,000
Restricted And Other Assets [Member]
Accounting Policies [Line Items]
Security Deposit	0					0	2,758,000
Minimum
Accounting Policies [Line Items]
Payment of Subsidized benefits							48,200,000
Maximum
Accounting Policies [Line Items]
Payment of Subsidized benefits	70,594,000
Medicare Advantage Plan
Accounting Policies [Line Items]
Minimum loss ratio amounts payable	$ 0	$ 0		$ 0		$ 0	$ 0
Percentage of consumer discounts on brand name				75.00%		75.00%
Medicare Advantage Plan | Minimum
Accounting Policies [Line Items]
Loss ratio				85.00%		85.00%